INVESTMENT PROPERTY (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Fair value of investment property			¥ 269,900
Investment property